Reporting Entity	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Reporting Entity

1.	REPORTING ENTITY

These statements comprise the audited results for the year ended 31 March 2016. The comparative figures comprise the six months ended 31 March 2015.

Zeecol Limited is a company incorporated and domiciled in New Zealand, registered under the Companies Act 1993. The Company is controlled by Coeus Limited (incorporated in New Zealand), which owns 100% of the Company’s shares. The Company’s ultimate controlling party is Mr. William Mook.

The company is primarily involved in the conversion of dairy effluent to fertiliser and energy production.

The financial statements have been authorised for issue by the Board on_______________________.